ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
1
Shares Security Description Value
Common Stock - 96.6%
Basic Materials - 2.5%
9,949 AdvanSix, Inc. $ 380,748
11,003 Century Aluminum Co.
(a)
110,030
80,598 LifeMD, Inc.
(a)
137,017
12,040 Northern Technologies International Corp. 142,433
14,577 Orion Engineered Carbons SA 380,314
2,708 Ryerson Holding Corp. 98,517
1,249,059
Consumer Discretionary - 11.0%
21,092 Alta Equipment Group, Inc. 334,308
2,952 BJ's Restaurants, Inc.
(a)
86,021
46,039 Chicken Soup For The Soul Entertainment,
Inc.
(a)
92,078
18,176 Chico's FAS, Inc.
(a)
99,968
8,518 Denny's Corp.
(a)
95,061
33,620 Duluth Holdings, Inc., Class B
(a)
214,496
19,876 Entravision Communications Corp.,
Class A 120,250
239,200 Fluent, Inc.
(a)
196,144
7,475 Green Brick Partners, Inc.
(a)
262,074
13,300 Guess?, Inc. 258,818
1,756 Hibbett, Inc. 103,569
12,665 Hudson Technologies, Inc.
(a)
110,565
47,301 Interface, Inc. 384,084
8,387 Lindblad Expeditions Holdings, Inc.
(a)
80,180
30,605 Motorcar Parts of America, Inc.
(a)
227,701
15,167 Purple Innovation, Inc.
(a)
40,041
4,669 Shoe Carnival, Inc. 119,760
18,063 Stoneridge, Inc.
(a)
337,778
26,360 The Beauty Health Co.
(a)
332,927
8,958 The Children's Place, Inc.
(a)
360,559
11,540 The Lovesac Co.
(a)
333,506
24,889 The ONE Group Hospitality, Inc.
(a)
201,601
21,868 Tilly's, Inc., Class A
(a)
168,602
2,382 Winmark Corp. 763,264
8,365 Zumiez, Inc.
(a)
154,251
5,477,606
Consumer Staples - 1.4%
33,359 Cronos Group, Inc.
(a)
64,716
281 MGP Ingredients, Inc. 27,178
4,259 The Chefs' Warehouse, Inc.
(a)
145,019
19,978 Village Super Market, Inc., Class A 457,097
694,010
Energy - 4.7%
52,353 Berry Corp. 410,971
8,850 Civitas Resources, Inc. 604,809
40,911 Geospace Technologies Corp.
(a)
288,423
877 Nabors Industries, Ltd.
(a)
106,915
50,305 Newpark Resources, Inc.
(a)
193,674
10,759 NOW, Inc.
(a)
119,963
14,159 Oil States International, Inc.
(a)
117,944
3,100 Par Pacific Holdings, Inc.
(a)
90,520
8,800 Stabilis Solutions, Inc.
(a)
32,472
82,900 VAALCO Energy, Inc. 375,537
2,341,228
Financials - 10.0%
6,146 Central Valley Community Bancorp 126,485
14,817 Customers Bancorp, Inc.
(a)
274,411
12,180 eHealth, Inc.
(a)
114,005
11,327 Enova International, Inc.
(a)
503,259
12,553 EZCORP, Inc., Class A
(a)
107,956
3,008 First Internet Bancorp 50,083
7,900 First Western Financial, Inc.
(a)
156,420
Shares Security Description Value
Financials - 10.0% (continued)
5,829 Hanmi Financial Corp. $ 108,245
10,200 Heritage Commerce Corp. 84,966
4,785 Hippo Holdings, Inc.
(a)
77,661
3,044 International Money Express, Inc.
(a)
78,474
9,787 James River Group Holdings, Ltd. 202,102
44,650 Medallion Financial Corp. 342,465
4,688 Mid Penn Bancorp, Inc. 120,060
12,150 NMI Holdings, Inc., Class A
(a)
271,309
10,940 Northrim BanCorp, Inc. 516,149
5,678 Old Second Bancorp, Inc. 79,833
11,039 OP Bancorp 98,357
2,895 Peapack-Gladstone Financial Corp. 85,750
1,774 Preferred Bank/Los Angeles CA 97,233
8,492 QCR Holdings, Inc. 372,884
5,650 Regional Management Corp. 147,408
5,150 Texas Capital Bancshares, Inc.
(a)
252,144
3,998 The Bancorp, Inc.
(a)
111,344
127,710 United Insurance Holdings Corp. 360,142
7,555 Veritex Holdings, Inc. 137,954
1,961 Westamerica BanCorp 86,872
4,963,971
Health Care - 20.4%
16,491 908 Devices, Inc.
(a)
141,823
39,677 Agenus, Inc.
(a)
60,309
19,359 Akoya Biosciences, Inc.
(a)
158,357
16,756 Aldeyra Therapeutics, Inc.
(a)
166,387
6,426 AngioDynamics, Inc.
(a)
66,445
31,427 Assertio Holdings, Inc.
(a)
200,190
2,858 Avanos Medical, Inc.
(a)
84,997
40,490 Avid Bioservices, Inc.
(a)
759,592
29,879 BioLife Solutions, Inc.
(a)
649,868
27,465 Bluebird Bio, Inc.
(a)
87,339
16,035 Caribou Biosciences, Inc.
(a)
85,146
13,476 Castle Biosciences, Inc.
(a)
306,175
11,227 Catalyst Pharmaceuticals, Inc.
(a)
186,144
3,251 Celldex Therapeutics, Inc.
(a)
116,971
4,876 Chinook Therapeutics, Inc.
(a)
112,879
135,500 ChromaDex Corp.
(a)
207,315
20,641 Cymabay Therapeutics, Inc.
(a)
179,990
13,155 CytoSorbents Corp.
(a)
44,332
9,247 Dynavax Technologies Corp.
(a)
90,713
2,279 Eagle Pharmaceuticals, Inc.
(a)
64,655
15,661 Edgewise Therapeutics, Inc.
(a)
104,459
28,823 Geron Corp.
(a)
62,546
2,600 Harrow Health, Inc.
(a)
55,016
180,237 Harvard Bioscience, Inc.
(a)
756,995
30,459 Health Catalyst, Inc.
(a)
355,457
8,600 Healthcare Services Group, Inc. 119,282
2,832 Heska Corp.
(a)
276,460
31,129 ImmunoGen, Inc.
(a)
119,535
49,930 InfuSystem Holdings, Inc.
(a)
386,957
16,803 Inogen, Inc.
(a)
209,701
2,166 iRadimed Corp. 85,232
2,932 iTeos Therapeutics, Inc.
(a)
39,905
10,110 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
108,784
26,313 KORU Medical Systems, Inc.
(a)
111,041
28,803 Lexicon Pharmaceuticals, Inc.
(a)
69,991
24,787 MannKind Corp.
(a)
101,627
27,829 MaxCyte, Inc.
(a)
137,754
5,275 Nature's Sunshine Products, Inc.
(a)
53,858
7,714 Nurix Therapeutics, Inc.
(a)
68,500
9,860 OrthoPediatrics Corp.
(a)
436,699
6,500 Pennant Group, Inc.
(a)
92,820

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
2
Shares Security Description Value
Health Care - 20.4% (continued)
6,325 Pliant Therapeutics, Inc.
(a)
$ 168,245
41,898 Precigen, Inc.
(a)
44,412
3,393 Prothena Corp. PLC
(a)
164,459
2,260 Rhythm Pharmaceuticals, Inc.
(a)
40,318
4,202 Rocket Pharmaceuticals, Inc.
(a)
71,980
12,684 scPharmaceuticals, Inc.
(a)
115,044
17,360 Semler Scientific, Inc.
(a)
465,248
21,132 SI-BONE, Inc.
(a)
415,666
62,750 SIGA Technologies, Inc. 360,813
10,779 Stoke Therapeutics, Inc.
(a)
89,789
2,988 TransMedics Group, Inc.
(a)
226,281
6,687 Vanda Pharmaceuticals, Inc.
(a)
45,405
24,544 ViewRay, Inc.
(a)
84,922
6,797 Xenon Pharmaceuticals, Inc.
(a)
243,265
9,585 Zymeworks, Inc.
(a)
86,648
10,144,741
Industrials - 26.4%
37,737 AerSale Corp.
(a)
649,831
8,378 Allied Motion Technologies, Inc. 323,810
13,120 Argan, Inc. 530,966
3,420 Barrett Business Services, Inc. 303,149
1,719 BlueLinx Holdings, Inc.
(a)
116,823
32,305 CECO Environmental Corp.
(a)
451,947
6,842 Chase Corp. 716,563
14,538 CIRCOR International, Inc.
(a)
452,423
19,148 Columbus McKinnon Corp. 711,540
70,603 Computer Task Group, Inc.
(a)
511,872
82,340 Concrete Pumping Holdings, Inc.
(a)
559,912
23,873 Conduent, Inc.
(a)
81,884
3,288 Cross Country Healthcare, Inc.
(a)
73,388
4,715 Cryoport, Inc.
(a)
113,160
70,850 DHI Group, Inc.
(a)
274,898
1,532 Distribution Solutions, Inc.
(a)
69,645
10,607 Ducommun, Inc.
(a)
580,309
2,448 Franklin Covey Co.
(a)
94,175
2,279 Heidrick & Struggles International, Inc. 69,190
10,019 I3 Verticals, Inc., Class A
(a)
245,766
16,754 IES Holdings, Inc.
(a)
721,930
19,613 Information Services Group, Inc. 99,830
16,815 LSB Industries, Inc.
(a)
173,699
34,480 Luxfer Holdings PLC 582,712
4,520 Napco Security Technologies, Inc.
(a)
169,862
30,055 Nordic American Tankers, Ltd. 119,018
1,700 Olympic Steel, Inc.
(a)
88,757
115,716 Orion Energy Systems, Inc.
(a)
234,903
13,025 Primoris Services Corp. 321,196
70,861 Radiant Logistics, Inc.
(a)
464,848
23,367 Ranpak Holdings Corp.
(a)
121,976
18,310 Research Solutions, Inc./CA
(a)
36,803
11,296 ShotSpotter, Inc.
(a)
444,159
21,320 Stagwell, Inc.
(a)
158,194
5,118 Sterling Infrastructure, Inc.
(a)
193,870
1,681 Teekay Tankers, Ltd., Class A
(a)
72,165
8,536 Titan International, Inc.
(a)
89,457
5,099 Titan Machinery, Inc.
(a)
155,264
6,756 UFP Technologies, Inc.
(a)
877,199
3,007 V2X, Inc.
(a)
119,438
5,425 Vishay Precision Group, Inc.
(a)
226,548
1,793 VSE Corp. 80,506
26,576 Wabash National Corp. 653,504
13,137,089
Shares Security Description Value
Real Estate - 1.7%
6,613 Alpine Income Property Trust, Inc. REIT $ 111,297
26,638 Braemar Hotels & Resorts, Inc. REIT 102,823
5,455 BRT Apartments Corp. REIT 107,573
16,096 Plymouth Industrial REIT, Inc. 338,177
7,304 The GEO Group, Inc.
(a)
57,628
21,201 The Necessity Retail REIT, Inc. 133,142
850,640
Technology - 16.1%
8,100 ADTRAN Holdings, Inc. 128,466
10,740 Agilysys, Inc.
(a)
886,157
10,947 Amtech Systems, Inc.
(a)
104,434
59,145 AXT, Inc.
(a)
235,397
4,035 Bandwidth, Inc., Class A
(a)
61,332
4,670 Benchmark Electronics, Inc. 110,632
27,450 BM Technologies, Inc.
(a)
96,624
13,730 Cantaloupe, Inc.
(a)
78,261
10,031 Celestica, Inc.
(a)
129,400
8,068 Cerence, Inc.
(a)
226,630
10,100 CEVA, Inc.
(a)
307,343
3,923 CTS Corp. 194,032
78,435 Edgio, Inc.
(a)
62,050
31,817 eGain Corp.
(a)
241,491
12,700 ePlus, Inc.
(a)
622,808
27,869 EverQuote, Inc., Class A
(a)
387,379
20,105 Grid Dynamics Holdings, Inc.
(a)
230,403
11,180 Hurco Cos., Inc. 283,078
7,756 Ichor Holdings, Ltd.
(a)
253,931
15,100 Immersion Corp.
(a)
134,994
8,710 indie Semiconductor, Inc., Class A
(a)
91,891
35,280 Key Tronic Corp.
(a)
256,486
37,258 Magnite, Inc.
(a)
345,009
25,416 MiX Telematics, Ltd., ADR 196,974
41,369 Outbrain, Inc.
(a)
170,854
36,906 Photronics, Inc.
(a)
611,901
7,810 PROS Holdings, Inc.
(a)
213,994
14,818 Radware, Ltd.
(a)
319,180
9,471 Red Violet, Inc.
(a)
166,690
22,597 Solaris Oilfield Infrastructure, Inc., Class A 192,978
12,357 Tactile Systems Technology, Inc.
(a)
202,902
25,703 TrueCar, Inc.
(a)
59,117
14,575 Veeco Instruments, Inc.
(a)
307,970
8,700 Yext, Inc.
(a)
83,607
7,994,395
Telecommunications - 1.7%
26,079 Airgain, Inc.
(a)
140,044
1,177 Clearfield, Inc.
(a)
54,825
2,429 Digi International, Inc.
(a)
81,809
15,645 Harmonic, Inc.
(a)
228,261
3,679 IDT Corp., Class A
(a)
125,380
4,763 NETGEAR, Inc.
(a)
88,163
25,501 TESSCO Technologies, Inc.
(a)
122,405
840,887
Utilities - 0.7%
4,073 Heritage-Crystal Clean, Inc.
(a)
145,040
28,788 Select Energy Services, Inc., Class A 200,364
345,404
Total Common Stock (Cost $45,317,657) 48,039,030

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
3
At March 31, 2023 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Money Market Fund - 3.4%
1,662,569 First American Government Obligations
Fund, Class X, 4.65%
(b)
(Cost $1,662,569) $ 1,662,569
Investments, at value - 100.0% (Cost $46,980,226) $ 49,701,599
Other Assets & Liabilities, Net - 0.0% 9,185
Net Assets - 100.0% $ 49,710,784
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
50 CME
E-mini Russell
2000 Index
Future 6/22/23 $ 707,895 $ 725,400 $ 17,505
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 48,039,030 $ 17,505
Level 2 - Other Significant
Observable Inputs 1,662,569 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 49,701,599 $ 17,505